Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 63	€ 111
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	63	111
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	47	55
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 17	€ 57